Document and Entity Information	Mar. 24, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001704596
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 24, 2023
Entity Registrant Name	EVO PAYMENTS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38504
Entity Tax Identification Number	82-1304484
Entity Address, Address Line One	Ten Glenlake Parkway
Entity Address, Address Line Two	South Tower
Entity Address, Address Line Three	Suite 950
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	(770)
Local Phone Number	336-8463
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	EVOP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false